Litigation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Litigation Disclosure [Abstract]
Litigation	Note 17 — Litigation We are not currently involved in any pending legal proceeding or litigation.

Note 26 — Litigation

On October 23, 2012, Abarta, LLC (“Abarta”) filed a complaint against Vuzix Corporation (the “Company”) in the United States District Court for the Eastern District of Texas (2:12-cv-00682) alleging the infringement of one or more claims of the patent entitled “Virtual Reality System”, of which Abarta is the exclusive licensee. Abarta is seeking damages from the Company equal to not less than a reasonable royalty. The Company disputes the allegations in the Complaint and believes the Complaint to be wholly without merit and intends to vigorously defend the claims alleged therein, The matter is expected to resolved in the near term and will not have a material adverse impact on the Company. The Company has made a provision for a related loss contingency that it feels is probable at this time.

On January 25, 2013, TDG Acquisition LLC (“TDG”) filed a complaint against the Company and certain other persons in the United States District for the Western District of New York alleging breach of the Asset Purchase Agreement between it and the Company. TDG is seeking damages from the Company relating primarily to an alleged breach of the non-compete obligations of the Company in the Asset Purchase Agreement and email confidentiality issues under a Shared Services agreement between the two parties where the Company was asked for a limited period to maintain email services of former Company employees transferred to TDG. The Company disputes the allegations in the Complaint and believes the Complaint to be wholly without merit and intends to vigorously defend the claims alleged therein. Because the Company believes that this potential loss is not probable or estimable at this time, it has not recorded any reserves or contingencies related to this legal matter. In the event that the Company's assumptions used to evaluate this matter as neither probable nor estimable change in future periods, it may be required to record a liability for an adverse outcome. Management does not expect that the ultimate costs to resolve these matters will have a material adverse effect on its consolidated financial position, results of operations, or cash flows.

We are not currently involved in any other pending legal proceeding or litigation.

The Company indemnifies its directors and officers who are, or were, serving at the Company’s request in such capacities. The fair value of the indemnifications that the Company issued during the years ending December 31, 2012 or 2011 was not material to the Company’s financial position, results of operations or cash flows.